Convertible Notes, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Convertible Notes [Abstract]
Convertible notes	$ 173,289	$ 185,509
Less: Deferred financing costs	(3,527)	(2,443)
Total	14,516	14,608
Less - current portion	0	(2,588)
Long-term portion	14,516	12,020
Jelco Notes [Member]
Convertible Notes [Abstract]
Convertible notes	38,715	38,715
Less: beneficial conversion feature	(18,360)	(23,878)
Convertible notes, net of Beneficial Conversion Feature	20,355	14,837
Less: Deferred financing costs	(915)	(229)
Less: Change in fair value of conversion option	$ (4,924)	$ 0